Organization and Principal Activities	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Lianluo Smart Limited (“Lianluo Smart” or the “Company”) (previously known as “Dehaier Medical Systems Limited”) was incorporated as an international business company under the International Business Companies Act, 1984, in the British Virgin Islands on July 22, 2003. On November 21, 2016, the Company changed its name from Dehaier Medical Systems Limited to Lianluo Smart Limited, and its NASDAQ stock ticker from DHRM to LLIT.

Lianluo Smart distributed and provided after-sale services for medical equipment in China mainly through its wholly-owned subsidiaries, Beijing Dehaier Medical Technology Co., Limited (“Beijing Dehaier”) and Lianluo Connection Medical Wearable Device Technology (Beijing) Co., Ltd. (“Lianluo Connection”), which were both formed in Beijing, the PRC, for the business development in the health equipment market.

On April 28, 2016, the Company entered into a definitive securities purchase agreement (the “SPA”) with Hangzhou Lianluo Interactive Information Technology Co., Ltd. (“Lianluo Interactive” or “Hangzhou Lianluo”) to sell 11,111,111 of its common shares and warrants to purchase common shares to Lianluo Interactive for an aggregate purchase price of $20 million (Note 14)

On August 13, 2020, Lianluo Connection sold Beijing Dehaier to China Mine United Investment Group Co., Ltd. for a cash consideration of RMB 0.

On September 18, 2020, Lianluo Smart Limited set up a wholly-owned subsidiary, Hangzhou Lianluo Technology Co., Ltd. (“Lianluo Technology”), in Hangzhou, PRC. Lianluo Technology was in the business of technology development. It has no operation as of December 31, 2020.

On September 23, 2020, Lianluo Smart set up a new subsidiary Lightning Delaware Sub, Inc. (“Merger Sub”), a Delaware corporation, through which the company entered into a Merger Agreement with Newegg. It has no operation as of December 31, 2020.

Currently, Lianluo Smart wholly owns Lianluo Connection, Lianluo Technology and Merger Sub.

Lianluo Smart, through its subsidiary, Lianluo Connection, now distributes branded, proprietary medical equipment, such as sleep apnea machines and CPR. Besides, since fiscal year 2018, the Company has been providing examination service to hospitals and medical centers through its developed medical wearable device. Doctors could refer to examination results provided by such device in making diagnosis regarding Obstructive Sleep Apnea Syndrome (“OSAS”).

On October 21, 2020, the Company completed a share combination of its common shares at a ratio of one-for-eight, which decreased the Company’s outstanding Class A common shares from 17,685,475 shares to 2,210,683 shares and the Company’s outstanding Class B common shares from 11,111,111 shares to 1,388,888 shares. This share combination also decreased the Company’s authorized shares to 6,250,000 common shares of par value of US$0.021848 each, of which 4,736,111 are designated as Class A common shares and 1,513,889 are designated as Class B common shares